                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21482
                                    ---------------------------------------

                          SunAmerica Specialty Series
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                         Harborside Financial Center,
                                 3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    (201) 324-6414
                                                      ------------------------

Date of fiscal year end:   October 31
                          ------------------------

Date of reporting period:        April 30, 2011
                               ------------------------

Item 1. Reports to Stockholders

       2011 SEMI-ANNUAL REPORT

                          SUNAMERICA SPECIALTY SERIES


     High Watermark Funds
     2015 High Watermark Fund
     2020 High Watermark Fund
     SunAmerica
     Alternative Strategies Fund

                                    [GRAPHIC]



[LOGO]

                        TABLE OF CONTENTS


                    MESSAGE FROM THE PRESIDENT..........  1
                    EXPENSE EXAMPLE.....................  3
                    STATEMENT OF ASSETS AND LIABILITIES.  5
                    STATEMENT OF OPERATIONS.............  7
                    STATEMENT OF CHANGES IN NET ASSETS..  8
                    FINANCIAL HIGHLIGHTS................  9
                    PORTFOLIO OF INVESTMENTS............ 12
                    NOTES TO FINANCIAL STATEMENTS....... 20

        A MESSAGE FROM THE PRESIDENT -- (UNAUDITED)

Dear Shareholders,

We are pleased to present you with the semi-annual report for the SunAmerica Alternative Strategies Fund and the SunAmerica High Watermark Funds for the six-month period ended April 30, 2011. These unique Funds offer investors important tools with which to potentially enhance overall portfolio diversification and manage risk.

Investors exited 2010 with improving confidence that the U.S. was in the midst of an economic recovery, fueled by factors including the Federal Reserve's announcement that it would launch a second round of Quantitative Easing (QE2), the retention of the Bush-era tax rates for two years, and positive data on manufacturing and consumer spending. However, the global picture was not as solid, with China and other emerging market nations facing inflationary pressures and the debt crisis that began in Greece spreading to Ireland and Spain. So far, 2011 has brought an earthquake and tsunami in Japan, unrest throughout the Middle East, rising oil prices plus a serious debate about the budget and debt ceiling in the U.S.

The six-month period showed a range of returns among the Funds' relevant asset classes. Despite the turbulent global climate, the period was a strong one for the equity markets as continued low interest rates and solid corporate earnings helped to fuel the S&P 500 Index* to a 16.36% return. In contrast, the Citigroup 10-Year U.S. Treasury Benchmark Index* returned -3.86% as yields rose from 2.61% at the beginning of the semi-annual period to 3.29% on April 30, 2011. Meanwhile, the Barclays Capital U.S. 1-3 Year Government Bond Index* was essentially flat, returning 0.13% for the same time period. Commodities, as represented by the S&P GSCI Light Energy Total Return Index*, surged - returning 20.95% for the six-month period. Though hedge funds and managed futures did not fare as well, they were positive for the period, with the Hedge Fund Research Equal Weighted Strategies Index* returning 3.55% and the S&P Diversified Trends Indicator Index* returning 9.06% over the six months.

The SunAmerica Alternative Strategies Fund is a unique open-end mutual fund that seeks to provide long-term total return by utilizing an actively-managed, quantitative investment process to provide commodity, hedge fund and managed futures exposure, and by investing in U.S. government securities and other fixed income securities. This portfolio of alternative, or non-traditional, investment strategies and asset classes may provide investors with a way to achieve diversification in their overall portfolio since the returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments.

The High Watermark Funds, pursuant to a proprietary methodology developed by the Funds' sub-adviser, Trajectory Asset Management LLC, seek to provide investors with risk-controlled exposure to the S&P 500 Index in addition to downside protection and a target maturity. Furthermore, the Funds, subject to certain conditions, offer a feature that is designed to preserve principal and investment gains over the life of each Fund. The High Watermark Funds do not purchase individual equity securities but rather invest in S&P 500 Index futures and related options, and also invest in high-quality, fixed income instruments. Therefore, it is important to understand the broad movements of the S&P 500, the U.S. government bond market, and each Fund's asset allocation in order to evaluate the performance. It is also worth noting that the proprietary methodology used by Trajectory continued to result in a very low level of equity exposure for the High Watermark Funds during the semi-annual period.

On the following pages are unaudited financial statements and portfolio information for the SunAmerica Alternative Strategies Fund and the High Watermark Funds, including the Funds' performance for the semi-annual period ended April 30, 2011. We believe that these funds provide investors with important tools for enhancing overall portfolio diversification and managing risk. Be sure to consult with your financial adviser to make certain that your portfolio is tailored to fit your individual investment goals. Given the volatility the markets have experienced in recent years, this is more important than ever.

Thank you for including SunAmerica Mutual Funds in your investment plan. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
SunAmerica Asset Management Corp.

--------
Past performance is no guarantee of future results. Diversification does not guarantee a profit nor protect against a loss.

* The S&P 500 INDEX is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The CITIGROUP 10-YEAR U.S. TREASURY BENCHMARK INDEX is one of the Citigroup U.S. Treasury Benchmark (On-the-Run) Indexes. These indexes measure total returns for the current 2-, 3-, 5-, 7-, 10-, and 30-year On-the-Run Treasuries that have been in existence for the entire month. The BARCLAYS CAPITAL U.S. 1-3 YEAR GOVERNMENT BOND INDEX consists of securities in the U.S. Government Index with a maturity from 1 up to (but not including) 3 years. Securities issued by the U.S. Government (i.e., securities in the Treasury and Agency Indices).
Inclusions: Public obligations of the U.S. Treasury with a remaining maturity of one year or more. Publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government. The S&P GOLDMAN SACHS COMMODITY INDEX (GSCI) LIGHT ENERGY TOTAL RETURN (TR) INDEX is a sub-index of the S&P GOLDMAN SACHS COMMODITY INDEX
(GSCI) and tracks the performance of commodity futures using the same conventions as the S&P GSCI. The S&P GSCI Light Energy TR Index uses 1/4 of the S&P GSCI contract production weights for the energy components. The S&P GSCI is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully collateralized basis with full reinvestment. The combination of these attributes provides investors with a representative and realistic picture of realizable returns attainable in the commodities markets. Individual components qualify for inclusion in the S&P GSCI on the basis of liquidity and are weighted by their respective world production quantities. The principles behind the construction of the index are public and designed to allow easy and cost-efficient investment implementation. The HEDGE FUND RESEARCH EQUAL WEIGHTED STRATEGIES INDEX is calculated by equally weighting these eight hedge strategies with fixed weights for each strategy; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The S&P DIVERSIFIED TRENDS INDICATOR (DTI) INDEX is a diversified composite of commodity and financial futures designed to provide exposure to major global market trends. The S&P DTI is a composite of 24 highly liquid futures grouped into 14 sectors, evenly weighted between financials and physical commodities. Indices are not managed and an investor cannot invest directly in an index.

The High Watermark Funds' subadviser employs a disciplined quantitative approach through a proprietary, computer-assisted methodology to construct and rebalance the Funds' portfolios. This construction and rebalancing process is similar to asset allocation except that it controls not only portfolio assets such as U.S. government securities but also the portfolios' exposures to equity markets via futures contracts and from time to time options contracts. Under certain circumstances, the Funds may be required to invest 100% of their assets in U.S. government securities. In these circumstances, the Funds may not participate meaningfully in any subsequent recovery in the equity markets. Use of fixed income securities reduces the Funds' ability to participate as fully in upward equity market movements, and therefore, represents some loss of opportunity compared to portfolios that are fully invested in equities. Asset allocation does not guarantee a profit nor does it protect against loss.

On each High Watermark Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the Fund, adjusted as a result of dividends, distribution and extraordinary expenses. This NAV is the Fund's Protected High Watermark Value. Each High Watermark Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement ("Master Agreement") between SunAmerica Specialty Series, on behalf of the High Watermark Funds, and Prudential Global Funding ("PGF"), under which PGF will pay to a Fund any shortfall between the Protected High Watermark Value and the actual NAV per share of the Fund's Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent company, Prudential Financial Inc., ("Prudential Financial"). The Master Agreement is solely the obligation of PGF and Prudential Financial. The Master Agreement is an obligation that runs solely to the High Watermark Funds, not to the High Watermark Funds' shareholders. PGF's obligations under the Master Agreement are dependent on the financial condition of PGF and Prudential Financial. A shareholder's payout will be reduced by any redemption of High Watermark Fund shares or dividends and distributions taken in cash, sales charges and extraordinary fund expenses. Dividends and distributions from the High Watermark Funds are taxable whether or not you reinvest them in additional shares of the High Watermark Funds. The Payment Undertaking does not apply to shares redeemed prior to the Protected Maturity Date and shareholders can lose money on shares redeemed early. If certain obligations are not performed under the Master Agreement (Master Agreement risk), shareholders will receive upon redemption the then-current net asset value, which may be lower than the current high watermark value. Neither the High Watermark Funds nor SunAmerica Asset Management Corp., the Funds' investment adviser, is obligated to replace the Master Agreement provider or Prudential Financial should they be unable to make payments under the Master Agreement. The Master Agreement increases the High Watermark Funds' expenses and could lower fund performance. If the Master Agreement is terminated, the fee payable under a new agreement may be higher.

The commodity and hedge fund-linked derivative instruments in which the SunAmerica Alternative Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as well as overall market movements and other factors. Managed futures involve going long or short in futures contracts and futures-related instruments. If the Fund's investment adviser uses a future or other derivative instrument at the wrong time or judges market conditions incorrectly, use of such instruments may result in a significant loss to the Fund. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses futures and other derivatives for leverage, a shareholder's investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund's investments.

The SunAmerica Alternative Strategies Fund is not a complete investment program and should not be an investor's sole investment. Investors should consider buying shares of the SunAmerica Alternative Strategies Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments.

        SUNAMERICA SPECIALTY SERIES
        EXPENSE EXAMPLE -- APRIL 30, 2011 -- (UNAUDITED)

DISCLOSURE OF FUND EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund (each a "Fund" and collectively, the "Funds") in the SunAmerica Specialty Series (the "Trust"), you may incur two types of costs:
(1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2010 and held until April 30, 2011.

ACTUAL EXPENSES

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2011" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2011" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2011" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2011" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other Funds. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Six Months Ended April 30, 2011" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2011" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2011" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable, to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        SUNAMERICA SPECIALTY SERIES
        EXPENSE EXAMPLE -- APRIL 30, 2011 -- (UNAUDITED) (CONTINUED)

                                                           ACTUAL                                    HYPOTHETICAL
                                         ------------------------------------------- --------------------------------------------
                                                                       EXPENSES PAID                ENDING ACCOUNT  EXPENSES PAID
                                                        ENDING ACCOUNT  DURING THE                   VALUE USING A   DURING THE
                                           BEGINNING     VALUE USING    SIX MONTHS     BEGINNING    HYPOTHETICAL 5%  SIX MONTHS
                                         ACCOUNT VALUE  ACTUAL RETURN      ENDED     ACCOUNT VALUE  ASSUMED RETURN      ENDED
                                         AT NOVEMBER 1,  AT APRIL 30,    APRIL 30,   AT NOVEMBER 1,  AT APRIL 30,     APRIL 30,
                                              2010           2011          2011*          2010           2011           2011*
                                         -------------- -------------- ------------- -------------- --------------- -------------
2015 HIGH WATERMARK FUND
  Class A#..............................   $1,000.00      $  980.67       $ 5.16       $1,000.00       $1,019.59       $ 5.26
  Class C#..............................   $1,000.00      $  977.43       $ 8.34       $1,000.00       $1,016.36       $ 8.50
  Class I#..............................   $1,000.00      $  983.13       $ 2.85       $1,000.00       $1,021.92       $ 2.91
2020 HIGH WATERMARK FUND
  Class A#..............................   $1,000.00      $  961.38       $ 7.20       $1,000.00       $1,017.46       $ 7.40
  Class C#..............................   $1,000.00      $  958.38       $10.34       $1,000.00       $1,014.23       $10.64
  Class I#..............................   $1,000.00      $  964.43       $ 4.92       $1,000.00       $1,019.79       $ 5.06
SUNAMERICA ALTERNATIVE STRATEGIES FUND@
  Class A#..............................   $1,000.00      $1,089.13       $ 8.91       $1,000.00       $1,016.27       $ 8.60
  Class C#..............................   $1,000.00      $1,087.11       $12.26       $1,000.00       $1,013.04       $11.83
  Class W#..............................   $1,000.00      $1,091.71       $ 7.88       $1,000.00       $1,017.26       $ 7.60




                                           EXPENSE
                                         RATIO AS OF
                                          APRIL 30,
                                            2011*
                                         -----------
2015 HIGH WATERMARK FUND
  Class A#..............................    1.05%
  Class C#..............................    1.70%
  Class I#..............................    0.58%
2020 HIGH WATERMARK FUND
  Class A#..............................    1.48%
  Class C#..............................    2.13%
  Class I#..............................    1.01%
SUNAMERICA ALTERNATIVE STRATEGIES FUND@
  Class A#..............................    1.72%
  Class C#..............................    2.37%
  Class W#..............................    1.52%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information.
# During the stated period, the investment adviser either waived a portion or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2011" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2011" and the "Expense Ratios" would have been lower.
@  Consolidated; See Note 2.

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2011 -- (UNAUDITED)

                                                                         2015 HIGH     2020 HIGH      SUNAMERICA
                                                                         WATERMARK     WATERMARK     ALTERNATIVE
                                                                           FUND          FUND      STRATEGIES FUND#
                                                                       ------------  ------------  ----------------
ASSETS:
Investments at value (unaffiliated)*.................................. $164,636,398  $ 61,828,314   $  359,609,826
Repurchase agreements (cost approximates market value)................      136,000       449,000       30,121,772
                                                                       ------------  ------------   --------------
 Total investments....................................................  164,772,398    62,277,314      389,731,598
                                                                       ------------  ------------   --------------
Cash..................................................................          455           887              284
Receivable for:
 Shares of beneficial interest sold...................................           --        22,155        2,473,342
 Dividends and interest...............................................          152           118          867,923
 Investments sold.....................................................    1,304,422            --               --
Prepaid expenses and other assets.....................................        4,685         4,190            5,173
Due from investment adviser for expense reimbursements/fee waivers....       94,075        24,378           72,206
Variation margin on futures contracts.................................          240           240               --
                                                                       ------------  ------------   --------------
 Total assets.........................................................  166,176,427    62,329,282      393,150,526
                                                                       ------------  ------------   --------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed...............................      335,689       179,840          773,110
 Investment advisory and management fees..............................       88,888        33,061          392,264
 Distribution and service maintenance fees............................       79,488        24,590          123,977
 Transfer agent fees and expenses.....................................       41,231        17,146           83,169
 Trustees' fees and expenses..........................................        2,978         1,048            5,444
 Prudential Global Funding, Inc. (Note 1).............................       47,863        17,802               --
 Other accrued expenses...............................................       70,205        32,116           99,951
Variation margin on futures contracts.................................           --            --          161,582
                                                                       ------------  ------------   --------------
 Total liabilities....................................................      666,342       305,603        1,639,497
                                                                       ------------  ------------   --------------
NET ASSETS............................................................ $165,510,085  $ 62,023,679   $  391,511,029
                                                                       ============  ============   ==============
NET ASSETS REPRESENTED BY:
Paid-in capital.......................................................  177,896,156    79,717,258      353,962,435
Accumulated undistributed net investment income (loss)................    1,013,233       459,159       (6,437,868)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts and foreign exchange
 transactions.........................................................  (24,077,396)  (23,348,603)      29,060,506
Unrealized appreciation (depreciation) on investments.................   10,674,639     5,192,412       12,065,072
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts............................................        3,453         3,453        2,856,536
Unrealized foreign exchange gain (loss) on other assets and
 liabilities..........................................................           --            --            4,348
                                                                       ------------  ------------   --------------
NET ASSETS............................................................ $165,510,085  $ 62,023,679   $  391,511,029
                                                                       ============  ============   ==============
* Cost
 Investments (unaffiliated)........................................... $153,961,759  $ 56,635,902   $  347,544,754
                                                                       ============  ============   ==============

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2011 -- (UNAUDITED) (CONTINUED)

                                                    2015 HIGH   2020 HIGH     SUNAMERICA
                                                    WATERMARK   WATERMARK    ALTERNATIVE
                                                      FUND        FUND     STRATEGIES FUND#
                                                   ----------- ----------- ----------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets........................................ $81,611,113 $32,278,038   $319,343,093
Shares of beneficial interest issued and
 outstanding......................................   8,127,082   3,824,613     28,759,542
Net asset value and redemption price per share
 (excluding any applicable contingent deferred
 sales charge).................................... $     10.04 $      8.44   $      11.10
Maximum sales charge (5.75% of offering price).... $      0.61 $      0.51   $       0.68
                                                   ----------- -----------   ------------
Maximum offering price to public.................. $     10.65 $      8.95   $      11.78
                                                   =========== ===========   ============
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets........................................ $61,854,567 $14,968,188   $ 36,489,254
Shares of beneficial interest issued and
 outstanding......................................   6,185,051   1,782,020      3,306,291
Net asset value, offering and redemption price
 per share (excluding any applicable contingent
 deferred sales charge)........................... $     10.00 $      8.40   $      11.04
                                                   =========== ===========   ============
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets........................................ $22,044,405 $14,777,453   $         --
Shares of beneficial interest issued and
 outstanding......................................   2,185,239   1,746,835             --
Net asset value, offering and redemption price
 per share........................................ $     10.09 $      8.46   $         --
                                                   =========== ===========   ============
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets........................................ $        -- $        --   $ 35,678,682
Shares of beneficial interest issued and
 outstanding......................................          --          --      3,209,717
Net asset value, offering and redemption price
 per share........................................ $        -- $        --   $      11.12
                                                   =========== ===========   ============

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2011
        (UNAUDITED)

                                                                              2015 HIGH    2020 HIGH      SUNAMERICA
                                                                              WATERMARK    WATERMARK     ALTERNATIVE
                                                                                FUND         FUND      STRATEGIES FUND#
                                                                             -----------  -----------  ----------------
INVESTMENT INCOME:
Dividends (unaffiliated).................................................... $        --  $        --    $   843,114
Interest (unaffiliated).....................................................   2,622,801    1,159,261      2,850,582
                                                                             -----------  -----------    -----------
 Total investment income....................................................   2,622,801    1,159,261      3,693,696
                                                                             -----------  -----------    -----------
Expenses:
 Investment advisory and management fees....................................     577,979      205,542      2,323,931
 Distribution and service maintenance fees:
   Class A..................................................................     149,113       57,758        549,271
   Class C..................................................................     344,916       76,302        161,172
 Service Fees:
   Class I..................................................................      29,561       18,723             --
   Class W..................................................................          --           --         20,922
 Transfer agent fees and expenses:
   Class A..................................................................      99,598       40,404        356,344
   Class C..................................................................      80,749       18,851         37,983
   Class I..................................................................      26,688       17,164             --
   Class W..................................................................          --           --         31,668
 Registration fees:
   Class A..................................................................       1,291       11,339         26,483
   Class C..................................................................       1,211        7,117          8,036
   Class I..................................................................       1,021        7,412             --
   Class W..................................................................          --           --          7,887
 Custodian and accounting fees..............................................      24,471       14,021         55,143
 Reports to shareholders....................................................      25,649       12,354         50,478
 Audit and tax fees.........................................................      17,877       17,877         27,570
 Legal fees.................................................................       9,322        5,865         34,549
 Fees paid to Prudential Global Funding, Inc. (Note 1)......................     311,219      110,676             --
 Trustees' fees and expenses................................................      11,183        4,038         22,593
 Interest expense...........................................................           5           --             --
 Other expenses.............................................................      10,770        8,761         12,369
                                                                             -----------  -----------    -----------
   Total expenses before fee waivers, expense reimbursements, expense
    recoupments, custody credits............................................   1,722,623      634,204      3,726,399
   Net (fees waived and expenses reimbursed)/recouped by investment
    advisor (Note 4)........................................................    (623,091)    (152,305)      (432,927)
   Custody credits earned on cash balances..................................          (1)          (1)          (210)
                                                                             -----------  -----------    -----------
   Net expenses.............................................................   1,099,531      481,898      3,293,262
                                                                             -----------  -----------    -----------
Net investment income (loss)................................................   1,523,270      677,363        400,434
                                                                             -----------  -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY:
Net realized gain (loss) on investments (unaffiliated)......................     978,993       82,987     12,632,114
Net realized gain (loss) on futures contracts and written options contracts.       9,764        9,764     18,633,797
Net realized foreign exchange gain (loss) on other assets and liabilities...          --           --         16,642
                                                                             -----------  -----------    -----------
Net realized gain (loss) on investments and foreign currencies..............     988,757       92,751     31,282,553
                                                                             -----------  -----------    -----------
Change in unrealized appreciation (depreciation) on investments
 (unaffiliated).............................................................  (6,727,180)  (3,401,081)     4,523,039
Change in unrealized appreciation (depreciation) on futures contracts and
 written options contracts..................................................        (285)        (285)    (3,821,643)
Change in unrealized foreign exchange gain (loss) on other assets and
 liabilities................................................................          --           --          4,348
                                                                             -----------  -----------    -----------
Net unrealized gain (loss) on investments...................................  (6,727,465)  (3,401,366)       705,744
                                                                             -----------  -----------    -----------
Net realized and unrealized gain (loss) on investments......................  (5,738,708)  (3,308,615)    31,988,297
                                                                             -----------  -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............. $(4,215,438) $(2,631,252)   $32,388,731
                                                                             ===========  ===========    ===========

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF CHANGES IN NET ASSETS -- APRIL 30, 2011

                                                                                                 SUNAMERICA ALTERNATIVE
                                          2015 HIGH WATERMARK FUND   2020 HIGH WATERMARK FUND       STRATEGIES FUND#
                                         --------------------------  ------------------------  --------------------------
                                            FOR THE                    FOR THE                    FOR THE
                                          SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                             ENDED        FOR THE       ENDED       FOR THE        ENDED        FOR THE
                                           APRIL 30,    YEAR ENDED    APRIL 30,   YEAR ENDED     APRIL 30,    YEAR ENDED
                                             2011       OCTOBER 31,     2011      OCTOBER 31,      2011       OCTOBER 31,
                                          (UNAUDITED)      2010      (UNAUDITED)     2010       (UNAUDITED)      2010
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)........... $  1,523,270  $  2,755,421  $   677,363  $ 1,225,963  $    400,434  $    839,235
 Net realized gain (loss) on investments      988,757     1,972,852       92,751        6,336    31,282,553    10,295,107
 Net unrealized gain (loss) on
   investments..........................   (6,727,465)   11,420,071   (3,401,366)   5,530,792       705,744      (726,287)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in net assets
 resulting from operations..............   (4,215,438)   16,148,344   (2,631,252)   6,763,091    32,388,731    10,408,055
                                         ------------  ------------  -----------  -----------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)........   (1,522,132)   (1,665,114)    (665,080)    (646,560)   (5,947,709)     (889,037)
 Net investment income (Class C)........     (758,623)     (754,683)    (213,677)    (176,460)     (399,956)           --
 Net investment income (Class I)........     (550,900)     (529,049)    (376,527)    (263,803)           --            --
 Net investment income (Class W)........           --            --           --           --      (552,798)      (72,685)
 Net realized gain on securities (Class
   A)...................................           --            --           --           --    (3,773,467)           --
 Net realized gain on securities (Class
   C)...................................           --            --           --           --      (376,658)           --
 Net realized gain on securities (Class
   I)...................................           --            --           --           --            --            --
 Net realized gain on securities (Class
   W)...................................           --            --           --           --      (308,945)           --
                                         ------------  ------------  -----------  -----------  ------------  ------------
Total distributions to shareholders.....   (2,831,655)   (2,948,846)  (1,255,284)  (1,086,823)  (11,359,533)     (961,722)
                                         ------------  ------------  -----------  -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 7)..................  (23,956,312)  (42,027,155)  (2,165,597)  (5,407,676)   (6,427,359)   99,989,745
                                         ------------  ------------  -----------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.  (31,003,405)  (28,827,657)  (6,052,133)     268,592    14,601,839   109,436,078

NET ASSETS:
Beginning of period.....................  196,513,490   225,341,147   68,075,812   67,807,220   376,909,190   267,473,112
                                         ------------  ------------  -----------  -----------  ------------  ------------
End of period+.......................... $165,510,085  $196,513,490  $62,023,679  $68,075,812  $391,511,029  $376,909,190
                                         ============  ============  ===========  ===========  ============  ============
--------
+ Includes accumulated undistributed
 net investment income (loss)........... $  1,013,233  $  2,321,618  $   459,159  $ 1,037,080  $ (6,437,868) $     62,161
                                         ============  ============  ===========  ===========  ============  ============

#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS     RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF      EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------

                                                                2015 HIGH WATERMARK FUND
                                                                ------------------------
                                                                         CLASS A
                                                                         -------
10/31/06      $10.69     $0.32      $ 0.90      $ 1.22     $(0.16)     $(0.08)    $(0.24) $11.67   11.62%  $ 88,219     1.65%
10/31/07       11.67      0.34        0.78        1.12      (0.32)      (0.76)     (1.08)  11.71   10.28    100,199     1.65
10/31/08       11.71      0.18       (1.67)      (1.49)     (0.33)      (0.65)     (0.98)   9.24  (13.76)   110,924     1.65
10/31/09        9.24      0.14        0.53        0.67      (0.15)         --      (0.15)   9.76    7.22    108,280     1.44
10/31/10        9.76      0.15        0.66        0.81      (0.15)         --      (0.15)  10.42    8.46     93,888     1.29
04/30/11(5)    10.42      0.10       (0.30)      (0.20)     (0.18)         --      (0.18)  10.04   (1.93)    81,611     1.05%(3)
                                                                         CLASS C
                                                                         -------
10/31/06      $10.62     $0.25      $ 0.90      $ 1.15     $(0.10)     $(0.08)    $(0.18) $11.59   10.94%  $ 45,450     2.30%
10/31/07       11.59      0.27        0.77        1.04      (0.25)      (0.76)     (1.01)  11.62    9.54     53,232     2.30
10/31/08       11.62      0.11       (1.64)      (1.53)     (0.26)      (0.65)     (0.91)   9.18  (14.18)    86,196     2.30
10/31/09        9.18      0.08        0.52        0.60      (0.10)         --      (0.10)   9.68    6.51     88,676     2.09
10/31/10        9.68      0.09        0.65        0.74      (0.08)         --      (0.08)  10.34    7.75     76,837     1.94
04/30/11(5)    10.34      0.06       (0.30)      (0.24)     (0.10)         --      (0.10)  10.00   (2.26)    61,855     1.70%(3)
                                                                         CLASS I
                                                                         -------
10/31/06      $10.72     $0.37      $ 0.92      $ 1.29     $(0.21)     $(0.08)    $(0.29) $11.72   12.22%  $ 25,097     1.18%
10/31/07       11.72      0.40        0.77        1.17      (0.37)      (0.76)     (1.13)  11.76   10.71     27,845     1.18
10/31/08       11.76      0.23       (1.67)      (1.44)     (0.38)      (0.65)     (1.03)   9.29  (13.28)    27,304     1.18
10/31/09        9.29      0.19        0.53        0.72      (0.19)         --      (0.19)   9.82    7.76     28,385     0.97
10/31/10        9.82      0.20        0.66        0.86      (0.18)         --      (0.18)  10.50    8.95     25,789     0.82
04/30/11(5)    10.50      0.12       (0.30)      (0.18)     (0.23)         --      (0.23)  10.09   (1.69)    22,044     0.58%(3)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(4) TURNOVER
------------- ---------





    2.94%         1%
    3.09         14
    1.85         26
    1.48         46
    1.51          0
    1.90%(3)      0


    2.28%         1%
    2.44         14
    1.16         26
    0.83         46
    0.86          0
    1.25%(3)      0


    3.42%         1%
    3.56         14
    2.34         26
    1.95         46
    1.98          0
    2.37%(3)      0

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/06 10/31/07 10/31/08 10/31/09 10/31/10 04/30/11(3)(5)
                                         -------- -------- -------- -------- -------- --------------
2015 High Watermark Fund Class A........   0.07%    0.08%    0.04%    0.26%    0.41%       0.65%
2015 High Watermark Fund Class C........   0.08     0.09     0.05     0.26     0.41        0.65
2015 High Watermark Fund Class I........   0.48     0.42     0.41     0.67     0.79        1.02

(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS    RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF     EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                                2020 HIGH WATERMARK FUND
                                                                ------------------------
                                                                        CLASS A
                                                                        -------
10/31/06      $10.85     $0.34      $ 1.03      $ 1.37     $(0.16)     $(0.09)    $(0.25) $11.97   12.75%  $34,897     1.65%
10/31/07       11.97      0.37        0.84        1.21      (0.33)      (0.86)     (1.19)  11.99   10.88    41,679     1.65
10/31/08       11.99      0.20       (3.30)      (3.10)     (0.36)      (0.79)     (1.15)   7.74  (28.39)   37,762     1.65
10/31/09        7.74      0.14        0.50        0.64      (0.16)         --      (0.16)   8.22    8.32    38,471     1.59
10/31/10        8.22      0.16        0.72        0.88      (0.14)         --      (0.14)   8.96   10.90    35,827     1.53
04/30/11(5)     8.96      0.09       (0.44)      (0.35)     (0.17)         --      (0.17)   8.44   (3.86)   32,278     1.48(3)
                                                                        CLASS C
                                                                        -------
10/31/06      $10.79     $0.26      $ 1.03      $ 1.29     $(0.09)     $(0.09)    $(0.18) $11.90   12.07%  $14,751     2.30%
10/31/07       11.90      0.30        0.83        1.13      (0.27)      (0.86)     (1.13)  11.90   10.10    15,411     2.30
10/31/08       11.90      0.13       (3.27)      (3.14)     (0.28)      (0.79)     (1.07)   7.69  (28.82)   14,330     2.30
10/31/09        7.69      0.08        0.50        0.58      (0.11)         --      (0.11)   8.16    7.59    16,839     2.24
10/31/10        8.16      0.10        0.72        0.82      (0.09)         --      (0.09)   8.89   10.14    16,229     2.18
04/30/11(5)     8.89      0.06       (0.43)      (0.37)     (0.12)         --      (0.12)   8.40   (4.16)   14,968     2.13(3)
                                                                        CLASS I
                                                                        -------
10/31/06      $10.89     $0.39      $ 1.04      $ 1.43     $(0.20)     $(0.09)    $(0.29) $12.03   13.34%  $10,621     1.18%
10/31/07       12.03      0.43        0.83        1.26      (0.38)      (0.86)     (1.24)  12.05   11.32    13,135     1.18
10/31/08       12.05      0.25       (3.31)      (3.06)     (0.41)      (0.79)     (1.20)   7.79  (27.97)   10,457     1.18
10/31/09        7.79      0.17        0.50        0.67      (0.20)         --      (0.20)   8.26    8.66    12,497     1.12
10/31/10        8.26      0.20        0.71        0.91      (0.17)         --      (0.17)   9.00   11.34    16,020     1.06
04/30/11(5)     9.00      0.11       (0.44)      (0.33)     (0.21)         --      (0.21)   8.46   (3.56)   14,777     1.01(3)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(4) TURNOVER
------------- ---------





    3.06%         0%
    3.27          4
    2.05         50
    1.68         14
    1.89          0
    2.19(3)       0


    2.42%         0%
    2.62          4
    1.41         50
    1.03         14
    1.25          0
    1.54(3)       0


    3.55%         0%
    3.74          4
    2.53         50
    2.15         14
    2.37          0
    2.66(3)       0

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/06 10/31/07 10/31/08 10/31/09 10/31/10 4/30/11(3)(5)
                                         -------- -------- -------- -------- -------- -------------
2020 High Watermark Fund Class A........   0.19%    0.17%    0.15%    0.23%    0.30%      0.38%
2020 High Watermark Fund Class C........   0.22     0.21     0.20     0.26     0.34       0.41
2020 High Watermark Fund Class I........   0.65     0.53     0.59     0.64     0.70       0.77

(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS     RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF      EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------

                                                         SUNAMERICA ALTERNATIVE STRATEGIES FUND#
                                                         ---------------------------------------
                                                                         CLASS A
                                                                         -------
11/04/08@-
10/31/09      $10.00     $ 0.00      $0.22      $0.22      $   --      $   --     $   --  $10.22   2.20%   $235,868     1.72%(3)
10/31/10       10.22       0.03       0.30       0.33       (0.04)         --      (0.04)  10.51   3.21     320,125     1.72
04/30/11(5)    10.51       0.01       0.90       0.91       (0.20)      (0.12)     (0.32)  11.10   8.91     319,343     1.72%(3)
                                                                         CLASS C
                                                                         -------
11/04/08@-
10/31/09      $10.00     $(0.03)     $0.19      $0.16      $   --      $   --     $   --  $10.16   1.60%   $ 19,728     2.37%(3)
10/31/10       10.16      (0.03)      0.28       0.25          --          --         --   10.41   2.46      31,081     2.37
04/30/11(5)    10.41      (0.02)      0.90       0.88       (0.13)      (0.12)     (0.25)  11.04   8.71      36,489     2.37%(3)
                                                                         CLASS W
                                                                         -------
11/04/08@-
10/31/09      $10.00     $ 0.04      $0.21      $0.25      $   --      $   --     $   --  $10.25   2.50%   $ 11,877     1.52%(3)
10/31/10       10.25       0.05       0.29       0.34       (0.06)         --      (0.06)  10.53   3.29      25,704     1.52
04/30/11(5)    10.53       0.02       0.91       0.93       (0.22)      (0.12)     (0.34)  11.12   9.17      35,679     1.52%(3)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE     PORTFOLIO
NET ASSETS(4)  TURNOVER
-------------  ---------






     0.02%(3)      51%
     0.31         141
     0.26%(3)      29



    (0.34)%(3)     51%
    (0.34)        141
    (0.40)%(3)     29



     0.50%(3)      51%
     0.51         141
     0.43%(3)      29

--------
#  Consolidated; See Note 2.
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                           10/31/09(3) 10/31/10 4/30/11(3)(5)
                                           ----------- -------- -------------
  SunAmerica Alternative Strategies Fund
   Class A................................    0.24%      0.18%      0.23%
  SunAmerica Alternative Strategies Fund
   Class C................................    0.40       0.22       0.27
  SunAmerica Alternative Strategies Fund
   Class W................................    0.68       0.24       0.26

(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- 2015 HIGH WATERMARK FUND
        PORTFOLIO PROFILE -- APRIL 30, 2011 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                      United States Treasury Bonds. 80.0%
                      Resolution Funding Corp...... 10.6
                      United States Treasury Bills.  4.9
                      Federal Home Loan Mtg. Corp..  4.0
                      Repurchase Agreements........  0.1
                                                    ----
                                                    99.6%
                                                    ====

CREDIT QUALITY+#

                         Government -- Treasury.  84.6%
                         Government -- Agency...  15.4
                                                 -----
                                                 100.0%
                                                 =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SPECIALTY SERIES -- 2015 HIGH WATERMARK FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2011 -- (UNAUDITED)

                                                 PRINCIPAL     VALUE
                 SECURITY DESCRIPTION             AMOUNT      (NOTE 3)
        ----------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 14.6%
        FEDERAL HOME LOAN MTG. CORP. -- 4.0%
          zero coupon due 11/24/14............. $ 2,260,000 $  2,104,541
          zero coupon due 06/01/15.............   5,000,000    4,550,610
                                                            ------------
                                                               6,655,151
                                                            ------------
        RESOLUTION FUNDING -- 10.6%
          Resolution Funding Corp. STRIPS
           zero coupon due 07/15/15............  19,054,000   17,548,067
                                                            ------------
        TOTAL U.S. GOVERNMENT AGENCIES
           (cost $22,964,203)..................               24,203,218
                                                            ------------
        U.S. GOVERNMENT TREASURIES -- 80.0%
        UNITED STATES TREASURY BONDS -- 80.0%
          U.S. Treasury Bonds STRIPS
           zero coupon due 08/15/15............  60,663,000   56,513,408
           zero coupon due 08/15/15............  81,642,000   75,921,753
                                                            ------------
        TOTAL U.S. GOVERNMENT TREASURIES
           (cost $123,001,347).................              132,435,161
                                                            ------------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $145,965,550).................              156,638,379
                                                            ------------
        SHORT-TERM INVESTMENT SECURITIES -- 4.9%
        U.S. GOVERNMENT TREASURIES -- 4.9%
          United States Treasury Bills
           0.12% due 09/29/11..................   3,500,000    3,498,761
           0.15% due 08/18/11(1)...............   4,500,000    4,499,258
                                                            ------------
        TOTAL SHORT-TERM INVESTMENT SECURITIES
           (cost $7,996,209)...................                7,998,019
                                                            ------------

                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                   AMOUNT     (NOTE 3)
   -------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 0.1%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 0.01%, dated 04/29/11, to
      be repurchased 05/02/11 in the amount of
      $136,000 and collateralized by $140,000 of
      United States Treasury Notes, bearing interest
      at 1.38%, due 05/15/13 and having an
      approximate value of $142,945
      (cost $136,000)................................. $136,000  $    136,000
                                                                 ------------
   TOTAL INVESTMENTS
      (cost $154,097,759)(2)..........................     99.6%  164,772,398
   Other assets less liabilities......................      0.4       737,687
                                                       --------  ------------
   NET ASSETS                                             100.0% $165,510,085
                                                       ========  ============

--------
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 6 for cost of investments on a tax basis.
STRIPS -- Separate Trading of Registered Interest and Principal of Securities

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------
                                                                                UNREALIZED
NUMBER OF                                             VALUE AT    VALUE AT     APPRECIATION
CONTRACTS TYPE     DESCRIPTION      EXPIRATION MONTH TRADE DATE APRIL 30,2011 (DEPRECIATION)
--------- ---- -------------------- ---------------- ---------- ------------- --------------
    1     Long S&P 500 E-Mini Index    June 2011      $64,532      $67,985        $3,453
                                                                                  ======

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2011 (see Note 3):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                          --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  U.S. Government Agencies...............        $   --           $ 24,203,218             $--           $ 24,203,218
  U.S. Government Treasuries.............            --            132,435,161              --            132,435,161
Short-Term Investment Securities:
  U.S. Government Treasuries.............            --              7,998,019              --              7,998,019
Repurchase Agreement.....................            --                136,000              --                136,000
Other Financial Instruments@
  Open Futures Contracts -- Appreciation.         3,453                     --              --                  3,453
                                                 ------           ------------             ---           ------------
TOTAL....................................        $3,453           $164,772,398             $--           $164,775,851
                                                 ======           ============             ===           ============

--------
@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- 2020 HIGH WATERMARK FUND
        PORTFOLIO PROFILE -- APRIL 30, 2011 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                      United States Treasury Bonds.  83.9%
                      Resolution Funding Corp......   8.1
                      United States Treasury Bills.   7.7
                      Repurchase Agreements........   0.7
                                                    -----
                                                    100.4%
                                                    =====

CREDIT QUALITY+#

                         Government -- Treasury.  91.2%
                         Government -- Agency...   8.8
                                                 -----
                                                 100.0%
                                                 =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SPECIALTY SERIES -- 2020 HIGH WATERMARK FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2011 -- (UNAUDITED)

                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT     (NOTE 3)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 8.1%
        RESOLUTION FUNDING CORP. -- 8.1%
          Resolution Funding Corp. STRIPS
           zero coupon due 07/15/20
           (cost $4,822,110)................... $ 7,000,000 $ 4,988,900
                                                            -----------
        U.S. GOVERNMENT TREASURIES -- 83.9%
        UNITED STATES TREASURY BONDS -- 83.9%
          U.S. Treasury Bond STRIPS
           zero coupon due 08/15/20
           (cost $47,016,028)..................  71,890,000  52,040,452
                                                            -----------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $51,838,138)..................              57,029,352
                                                            -----------
        SHORT-TERM INVESTMENT SECURITIES -- 7.7%
        U.S. GOVERNMENT TREASURIES -- 7.7%
          United States Treasury Bills
           0.12% due 09/29/11..................   1,300,000   1,299,540
           0.15% due 08/18/11(1)...............   3,500,000   3,499,422
                                                            -----------
        TOTAL SHORT-TERM INVESTMENT SECURITIES
           (cost $4,797,764)...................               4,798,962
                                                            -----------

                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                   AMOUNT     (NOTE 3)
   -------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 0.7%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 0.01%, dated 04/29/11, to
      be repurchased 05/02/11 in the amount of
      $449,000 and collateralized by $450,000 of
      United States Treasury Notes, bearing interest
      at 1.38%, due 05/15/13 and having an
      approximate value of $459,465
      (cost $449,000)................................. $449,000  $   449,000
                                                                 -----------
   TOTAL INVESTMENTS
      (cost $57,084,902)(2)...........................    100.4%  62,277,314
   Liabilities in excess of other assets..............     (0.4)    (253,635)
                                                       --------  -----------
   NET ASSETS                                             100.0% $62,023,679
                                                       ========  ===========

--------
(1)The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 6 for cost of investments on a tax basis.
STRIPS -- Separate Trading of Registered Interest and Principal of Securities

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------
                                                                                 UNREALIZED
NUMBER OF                                             VALUE AT     VALUE AT     APPRECIATION
CONTRACTS TYPE     DESCRIPTION      EXPIRATION MONTH TRADE DATE APRIL 30, 2011 (DEPRECIATION)
--------- ---- -------------------- ---------------- ---------- -------------- --------------
    1     Long S&P 500 E-Mini Index    June 2011      $64,532      $67,985         $3,453
                                                                                   ======

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2011 (see Note 3):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                          --------------------- ----------------- ---------------------- -----------
ASSETS:
Long-Term Investment Securities:
  U.S. Government Agencies...............        $   --            $ 4,988,900             $--           $ 4,988,900
  U.S. Government Treasuries.............            --             52,040,452              --            52,040,452
Short-Term Investment Securities:
  U.S. Government Treasuries.............            --              4,798,962              --             4,798,962
Repurchase Agreement.....................            --                449,000              --               449,000
Other Financial Instruments@
  Open Futures Contracts -- Appreciation.         3,453                     --              --                 3,453
                                                 ------            -----------             ---           -----------
TOTAL....................................        $3,453            $62,277,314             $--           $62,280,767
                                                 ======            ===========             ===           ===========

--------
@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND CONSOLIDATED PORTFOLIO PROFILE -- APRIL 30, 2011** -- (UNAUDITED)

INDUSTRY ALLOCATION*

                     Federal National Mtg. Assoc.... 19.7%
                     Federal Home Loan Mtg. Corp.... 19.3
                     United States Treasury Bills... 12.5
                     Federal Home Loan Bank......... 12.2
                     Commodity Index-Linked Notes... 10.9
                     Repurchase Agreements..........  7.7
                     Federal Farm Credit Bank.......  7.5
                     United States Treasury Notes...  3.4
                     Exchange-Traded Funds..........  3.0
                     Hedge Fund Index-Linked Notes..  2.9
                     Diversified Financial Services.  0.4
                                                     ----
                                                     99.5%
                                                     ====

CREDIT QUALITY+#

                         Government -- Treasury.   5.8%
                         Government -- Agency...  89.9
                         AAA....................   0.6
                         Not Rated @............   3.7
                                                 -----
                                                 100.0%
                                                 =====

--------
* Calculated as a percentage of net assets
** Consolidated; See Note 2 and Note 11.
+ Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2011** -- (UNAUDITED)



                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT     (NOTE 3)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES -- 0.4%
        DIVERSIFIED FINANCIAL SERVICES -- 0.4%
          General Electric Capital Corp. FRS
           FDIC Guar. Notes
           0.61% due 06/08/12.................. $ 1,000,000 $ 1,004,173
          General Electric Capital Corp.
           FDIC Guar. Notes
           2.20% due 06/08/12..................     500,000     510,300
                                                            -----------
        TOTAL U.S. CORPORATE BONDS & NOTES
           (cost $1,499,892)...................               1,514,473
                                                            -----------
        COMMODITY INDEX-LINKED NOTES -- 10.9%
          Credit Suisse New York FRS
           (Indexed to the S&P GSCI Total
           Return Index)
           Senior Notes
           0.07% due 01/24/12*(3)..............  18,000,000  26,224,790
          UBS AG FRS
           (Indexed to the S&P GSCI Total
           Return Index)
           Senior Notes
           0.21% due 05/18/12*(3)..............  15,000,000  16,538,100
                                                            -----------
        TOTAL COMMODITY INDEX-LINKED NOTES
           (cost $33,000,000)..................              42,762,890
                                                            -----------
        HEDGE FUND INDEX-LINKED NOTES -- 2.9%
          Deutsche Bank AG London
           (Indexed to the HFRX Global Hedge
           Fund Index)
           Bank Guar. Notes
           zero coupon due 09/14/12(3)(4)(5)
           (cost $10,000,000)..................  10,000,000  11,496,000
                                                            -----------
        U.S. GOVERNMENT AGENCIES -- 58.7%
        FEDERAL FARM CREDIT BANK -- 7.5%
           2.20% due 03/28/16..................  23,250,000  23,030,172
           2.40% due 09/27/16..................   6,575,000   6,547,523
                                                            -----------
                                                             29,577,695
                                                            -----------
        FEDERAL HOME LOAN BANK -- 12.2%
           0.54% due 10/29/12..................  20,000,000  19,975,960
           1.85% due 05/26/15..................  15,000,000  15,001,830
           2.00% due 12/09/15(4)...............   7,945,000   7,926,385
           2.75% due 08/12/13..................   5,000,000   5,032,405
                                                            -----------
                                                             47,936,580
                                                            -----------
        FEDERAL HOME LOAN MTG. CORP. -- 19.3%
           1.35% due 03/28/14..................  15,000,000  15,002,580
           2.00% due 08/25/15..................  10,000,000   9,958,370
           2.00% due 04/21/16..................  15,000,000  14,596,890
           2.25% due 08/12/15..................  30,629,000  30,787,750
           2.50% due 12/30/15(4)...............   5,000,000   5,012,640
           2.60% due 06/30/15..................     100,000     100,428
                                                            -----------
                                                             75,458,658
                                                            -----------

                                                   PRINCIPAL
                                                    AMOUNT/      VALUE
                SECURITY DESCRIPTION                SHARES      (NOTE 3)
     --------------------------------------------------------------------
     FEDERAL NATIONAL MTG. ASSOC. -- 19.7%
        0.92% due 04/30/15 FRS................... $ 7,000,000 $  7,035,250
        1.20% due 09/27/13(4)....................  15,000,000   15,019,995
        1.50% due 12/30/13(4)....................   5,000,000    5,006,510
        1.75% due 08/18/14.......................  15,000,000   15,054,120
        1.85% due 09/09/15.......................  10,000,000    9,882,830
        2.00% due 01/09/12.......................   5,000,000    5,059,115
        2.00% due 08/24/15.......................  10,000,000    9,976,760
        2.25% due 07/22/15(4)....................  10,000,000    9,995,070
                                                              ------------
                                                                77,029,650
                                                              ------------
     TOTAL U.S. GOVERNMENT AGENCIES
        (cost $230,797,034)......................              230,002,583
                                                              ------------
     U.S. GOVERNMENT TREASURIES -- 3.4%
     UNITED STATES TREASURY NOTES -- 3.4%
        0.63% due 04/15/13 TIPS(6)...............   1,570,305    1,651,151
        1.13% due 06/30/11.......................   1,000,000    1,001,680
        1.50% due 07/15/12.......................   1,000,000    1,014,492
        1.63% due 01/15/15 TIPS(6)...............   1,506,479    1,657,479
        1.88% due 07/15/13 TIPS(6)...............   1,686,678    1,834,262
        1.88% due 07/15/15 TIPS(6)...............   1,478,867    1,653,904
        2.00% due 01/15/14 TIPS(6)...............   1,556,789    1,712,347
        2.00% due 07/15/14 TIPS(6)...............   1,526,044    1,695,101
        2.63% due 06/30/14.......................   1,000,000    1,047,188
                                                              ------------
     TOTAL U.S. GOVERNMENT TREASURIES
        (cost $11,936,098).......................               13,267,604
                                                              ------------
     EXCHANGE-TRADED FUNDS -- 3.0%
       iShares Barclays MBS Bond Fund............      65,400    6,951,366
       iShares iBoxx Investment Grade Corporate
        Bond Fund................................      41,900    4,628,693
                                                              ------------
     TOTAL EXCHANGE-TRADED FUNDS
        (cost $11,336,240).......................               11,580,059
                                                              ------------
     TOTAL LONG-TERM INVESTMENT SECURITIES
        (cost $298,569,264)......................              310,623,609
                                                              ------------
     SHORT-TERM INVESTMENT SECURITIES -- 12.5%
     U.S. GOVERNMENT TREASURIES -- 12.5%
       United States Treasury Bills
        0.06% due 08/04/11(4)....................  15,000,000   14,998,245
        0.10% due 10/20/11(2)....................  10,000,000    9,995,490
        0.13% due 06/02/11(2)....................   3,000,000    2,999,667
        0.21% due 09/22/11(2)(4).................   3,000,000    2,999,022
        0.22% due 10/20/11(2)....................   3,000,000    2,998,209
        0.25% due 09/22/11(2)(4).................  10,000,000    9,996,740
        0.26% due 06/02/11(2)....................   5,000,000    4,998,844
                                                              ------------
     TOTAL SHORT-TERM INVESTMENT SECURITIES
        (cost $48,975,490).......................               48,986,217
                                                              ------------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2011** -- (UNAUDITED) (CONTINUED)

                                                    PRINCIPAL      VALUE
               SECURITY DESCRIPTION                  AMOUNT       (NOTE 3)
   ------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 7.7%
     Agreement with State Street Bank & Trust
      Co., bearing interest at 0.01%, dated
      04/29/11, to be repurchased 05/02/11 in
      the amount of $19,809,017 and
      collateralized by $19,290,000 of United
      States Treasury Bills, bearing interest at
      0.01% due 07/21/11 and by $900,00 of
      United States Treasury Notes, bearing
      interest at 1.38% due 05/15/13 and having
      an approximate combined value of
      $20,207,818................................. $19,809,000  $ 19,809,000
     Agreement with State Street Bank & Trust
      Co., bearing interest at 0.01%, dated
      04/29/11, to be repurchased 05/02/11 in
      the amount of $10,312,780 and
      collateralized by $10,300,000 of United
      States Treasury Notes, bearing interest at
      1.38% due 05/15/13 having an
      approximate value of $10,519,877(4).........  10,312,772    10,312,772
                                                                ------------
   TOTAL REPURCHASE AGREEMENTS
      (cost $30,121,772)..........................  30,121,772    30,121,772
                                                                ------------
   TOTAL INVESTMENTS
      (cost $377,666,526)(1)......................        99.5%  389,731,598
   Other assets less liabilities..................         0.5     1,779,431
                                                   -----------  ------------
   NET ASSETS                                            100.0% $391,511,029
                                                   ===========  ============

--------
** Consolidated; see Note 2 and Note 11.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2011, the aggregate value of these securities was $42,762,890 representing 10.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)See Note 6 for cost of investments on a tax basis.
(2)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 3.
(4)All or a portion of this security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd., which is a whollyowned subsidiary of the SunAmerica Alternative Strategies Fund.
(5)Illiquid security. At April 30, 2011, the aggregate value of these securities was $11,496,000 representing 2.9% of net assets.
(6)Principal amount of security is adjusted for inflation.
FDIC -- Federal Deposit Insurance Corporation
GSCI -- Goldman Sachs Commodity Index
HFRX -- Hedge Fund Research Index
TIPS -- Treasury Inflation Protected Securities
FRS -- Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------------------------
                                                                                                  UNREALIZED
NUMBER OF                                                             VALUE AT      VALUE AT     APPRECIATION
CONTRACTS TYPE              DESCRIPTION             EXPIRATION MONTH TRADE DATE  APRIL 30, 2011 (DEPRECIATION)
--------- ----- ---------------------------         ---------------- ----------- -------------- --------------
   194    Long  Australian $ Currency                  June 2011     $20,040,120  $21,171,220    $ 1,131,100
   100    Long  British Pound Currency                 June 2011      10,034,456   10,438,125        403,669
   475    Long  CBOE Volatility Index                   May 2011       7,962,500    7,932,500        (30,000)
    88    Long  Cotton No. 2(4)                      December 2011     6,004,360    5,760,920       (243,440)
    55    Short EURO FX Currency                       June 2011       9,669,250   10,188,750       (519,500)
   673    Short EURO STOXX Bank Index                  June 2011       8,062,967    8,502,824       (439,857)
    34    Long  Gas Oil(4)                           September 2011    3,469,375    3,547,050         77,675
    27    Long  Gasoline RBOB(4)                     December 2011     2,450,188    3,457,907      1,007,719
    25    Long  Heating Oil(4)                       December 2011     2,533,801    3,534,510      1,000,709
   243    Short Mexican Peso Currency                  June 2011      10,058,887   10,524,938       (466,051)
    91    Short Nasdaq 100 E-Mini Index                June 2011       4,150,350    4,369,365       (219,015)
    40    Long  Natural Gas(4)                        January 2012     2,061,240    2,110,400         49,160
    75    Short Nickel(4)                              June 2011      11,915,100   12,083,400       (168,300)
    75    Long  Nickel(4)                              June 2011      12,033,000   12,083,400         50,400
    66    Long  Platinum(4)                            July 2011       5,976,020    6,156,150        180,130
    65    Short Russell 2000 Mini Index                June 2011       5,154,150    5,615,350       (461,200)
   610    Long  S&P 500 E-Mini Index                   June 2011      39,343,750   41,470,850      2,127,100
   115    Long  S&P MidCap 400 E-Mini Index            June 2011      10,859,980   11,655,250        795,270
     9    Short Silver(4)                              July 2011       2,202,075    2,186,955         15,120
   115    Long  Soybean(4)                             July 2011       7,948,462    8,015,500         67,038
   560    Short STOXX 600 Bank Index                   June 2011       8,075,489    8,306,882       (231,393)
    94    Short U.S. Treasury 10 Year Notes            June 2011      11,309,375   11,387,219        (77,844)
    54    Short U.S. Treasury Long Bonds               June 2011       6,578,719    6,608,250        (29,531)
   118    Short U.S. Ultra Bond                        June 2011      14,558,437   14,853,250       (294,813)
   265    Long  Wheat (CBT)(4)                         July 2011      10,677,363   10,616,563        (60,800)
    64    Long  WTI Crude(4)                          August 2011      7,088,950    7,341,440        252,490
   150    Short Zinc(4)                                 May 2011       8,520,938    8,394,375        126,563
   150    Long  Zinc(4)                                 May 2011       9,580,238    8,394,375     (1,185,863)
                                                                                                 -----------
                                                                                                 $ 2,856,536
                                                                                                 ===========

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2011** -- (UNAUDITED) (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2011 (see Note 3):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                          --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  U.S. Corporate Bonds & Notes...........      $        --        $  1,514,473             $--           $  1,514,473
  Commodity Index-Linked Notes...........               --          42,762,890              --             42,762,890
  Hedge Fund Index-Linked Notes..........               --          11,496,000              --             11,496,000
  U.S Government Agencies................               --         230,002,583              --            230,002,583
  U.S. Government Treasuries.............               --          13,267,604              --             13,267,604
  Exchange Traded Funds..................       11,580,059                  --              --             11,580,059
Short-Term Investment Securities:
  U.S. Government Treasuries.............               --          48,986,217              --             48,986,217
Repurchase Agreements....................               --          30,121,772              --             30,121,772
Other Financial Instruments@
  Open Futures Contracts -- Appreciation.        7,284,143                  --              --              7,284,143
                                               -----------        ------------             ---           ------------
TOTAL....................................      $18,864,202        $378,151,539             $--           $397,015,741
                                               ===========        ============             ===           ============
LIABILITIES:
Other Financial Instruments@
  Open Futures Contracts -- Depreciation.      $ 4,427,607        $         --             $--           $  4,427,607
                                               ===========        ============             ===           ============

--------
@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2011 -- (UNAUDITED)

Note 1. Organization

   SunAmerica Specialty Series (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of three different investment funds (each, a "Fund" and collectively, the "Funds") as of April 30, 2011. Each Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: 2020 High Watermark Fund and SunAmerica Alternative Strategies Fund (the "Alternative Strategies Fund"). The 2015 High Watermark Fund (together with the 2020 High Watermark Fund, the "High Watermark Funds") was voluntarily closed to new investments effective as of the close of business on February 12, 2010. The High Watermark Funds have the same investment goals and investment strategy, but have a different protected maturity date ("Protected Maturity Date"). The Protected Maturity Date for each of these Funds is: 2015 High Watermark Fund -- August 31, 2015; 2020 High Watermark Fund -- August 31, 2020.

   The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   Each High Watermark Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected Maturity Date at least equal to the protected high watermark value ("Protected High Watermark Value"). Each Fund seeks high total return as a secondary objective. The Protected High Watermark Value for a High Watermark Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the High Watermark Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. Each High Watermark Fund's undertaking (the "Payment Undertaking") that shareholders in the High Watermark Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement between the Trust, on behalf of the High Watermark Funds, and Prudential Global Funding, LLC ("PGF"), under which PGF will pay to each High Watermark Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the High Watermark Fund's Protected Maturity Date, provided certain conditions are met.

   If the NAV of a High Watermark Fund at its Protected Maturity Date is insufficient to satisfy the Payment Undertaking, a shareholder's ability to receive the Protected High Watermark Value will depend on the High Watermark Fund's ability to collect the difference under the Master Agreement with PGF. A shareholder's ability to rely on the Master Agreement is subject to certain conditions and restrictions that may reduce, or eliminate, the High Watermark Funds' ability to meet the Payment Undertaking.

   The High Watermark Funds are subject to conditions of the Master Agreement that require Trajectory Asset Management LLC ("Trajectory"), the High Watermark Funds' subadviser, to provide certain information to PGF on a daily basis and to follow certain parameters and proprietary mathematical formulae in making investment allocation decisions. These limitations are designed to reduce, but do not eliminate, the risk that the High Watermark Funds' assets will be insufficient to allow a High Watermark Fund to redeem shares at not less than the Protected High Watermark Value on its Protected Maturity Date.

   While Trajectory intends to meet all obligations under the Master Agreement, a failure to meet the commercially negotiated terms could permit PGF to cancel the Master Agreement and thus terminate its obligations to make any payment to the High Watermark Fund if a shortfall exists to the Payment Undertaking on the Protected Maturity Date. In this event, shareholders will not receive the Protected High Watermark Value but instead will receive the High Watermark Fund's then-current net asset value when they redeem their shares, which may be lower than the Protected High Watermark Value and lower than the shareholder's initial investment.

   If a High Watermark Fund has irrevocably allocated its assets to the fixed income portfolio, it will close to new share issuances. As described under
   Note 4, SunAmerica has contractually agreed to reduce its fees in the event that a High Watermark Fund becomes completely invested in fixed income securities. However, if this reduction in fees is not sufficient to reduce total annual operating expenses to an extent that they are covered by the current yield on the High Watermark Fund's fixed income

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2011 -- (UNAUDITED)
        (CONTINUED)

   securities, and the High Watermark Fund is within three years of its Protected Maturity Date, that date will be accelerated and the Trust's Board of Trustees will consider appropriate action under all of the circumstances as described below. PGF may, however, permit the High Watermark Fund to hold a higher proportion of its assets in obligations of U.S. government agencies and instrumentalities (which generally pay higher rates of interest than direct obligations of the U.S. Treasury) in order to avoid this circumstance.

   Under the Master Agreement, if certain low interest rate conditions occur and a High Watermark Fund is within three years of its initial Protected Maturity Date, the High Watermark Fund can terminate early. If a High Watermark Fund terminates early under these circumstances, the High Watermark Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High Watermark Value. Thereafter, the Trust's Board of Trustees will consider appropriate action under all of the circumstances. These actions could include liquidating the High Watermark Fund or continuing to operate the High Watermark Fund and pursuing a strategy other than the High Watermark Strategy. Shareholders will receive 30 days' written notice of any shareholder distribution of liquidation proceeds or other action following a Protected Maturity Date or Early High Watermark Fund Termination.

   Please refer to the High Watermark Funds' prospectus for additional details concerning the calculation of the Protected High Watermark Value, the Payment Undertaking, Master Agreement and the early closure and termination conditions.

   The Alternative Strategies Fund seeks to provide long-term total return by utilizing an actively managed quantitative investment process to provide exposure to a diversified portfolio of alternative, or non-traditional, investment strategies and asset classes, and by investing in U.S. Government Securities and other fixed income securities.

   Each Fund is a "diversified" Fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares of the High Watermark Funds will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act except that Class C shares are subject to higher distribution fee rates. Class I shares and Class W shares have not adopted 12b-1 Plans and make no payments there under, however, Class I shares and Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services (see Note 4).

   INDEMNIFICATIONS: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2011 -- (UNAUDITED)
        (CONTINUED)

   Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Basis for consolidation for the SunAmerica Alternative Strategies Cayman Fund, Ltd.

   The SunAmerica Alternative Strategies Cayman Fund, Ltd. (the "Subsidiary"), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Alternative Strategies Fund. The Subsidiary was organized as a wholly-owned subsidiary of the Alternative Strategies Fund in order to effect certain investments on behalf of the Alternative Strategies Fund consistent with the investment objectives and policies in the Alternative Strategies Fund's prospectus and statement of additional information. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Alternative Strategies Fund; however, the Subsidiary (unlike the Alternative Strategies Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked and hedge fund-linked derivative instruments that may otherwise be limited if purchased by the Alternative Strategies Fund due to federal tax requirements relating to qualifying income. The Alternative Strategies Fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Alternative Strategies Fund. The Alternative Strategies Fund may invest up to 25% of its assets in the Subsidiary. As of April 30, 2011, net assets of the Alternative Strategies Fund were $391,511,029 of which approximately $92,627,949, or approximately 23.7%, represented the Alternative Strategies Fund's ownership of all issued shares and voting rights of the Subsidiary.

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements:

   SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or subadviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2011 -- (UNAUDITED)
        (CONTINUED)


   Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)
   Level 3 -- Significant unobservable inputs (including inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Funds' net assets as of April 30, 2011 are reported on a schedule following the Portfolio of Investments.

   DERIVATIVE INSTRUMENTS:

   The following tables represent the value of derivatives held as of April 30, 2011, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended April 30, 2011:

                                                         2015 HIGH WATERMARK FUND
                         -----------------------------------------------------------------------------------------
                                      ASSET DERIVATIVES                          LIABILITY DERIVATIVES
                         -------------------------------------------- --------------------------------------------
                         STATEMENTS OF ASSETS AND LIABILITIES         STATEMENTS OF ASSETS AND LIABILITIES
DERIVATIVE CONTRACTS(1)                LOCATION                 VALUE               LOCATION                 VALUE
-----------------------  -------------------------------------- ----- -------------------------------------- -----
Equity Contracts(2)(3).. Variation margin on futures contracts  $240  Variation margin on futures contracts   $--
                                                                ====                                          ===

                                                                                                       CHANGE IN UNREALIZED
                                                                                                           APPRECIATION
                                                                                                        (DEPRECIATION) ON
                                    LOCATION OF GAIN (LOSS) ON               REALIZED GAIN (LOSS) ON  DERIVATIVES RECOGNIZED
                                     DERIVATIVES RECOGNIZED IN              DERIVATIVES RECOGNIZED IN    IN STATEMENT OF
DERIVATIVE CONTRACTS(1)               STATEMENT OF OPERATIONS                STATEMENT OF OPERATIONS        OPERATIONS
-----------------------  -------------------------------------------------- ------------------------- ----------------------
 Equity contracts(2).... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                               $9,764                   $(285)
                                                                                     ======                   =====

--------
(1)The Fund's derivative contracts held during the six months ended April 30, 2011 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average value outstanding for equity futures contracts was $64,348.
(3)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $3,453 as reported in the Portfolio of Investments.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                         2020 HIGH WATERMARK FUND
                         -----------------------------------------------------------------------------------------
                                      ASSET DERIVATIVES                          LIABILITY DERIVATIVES
                         -------------------------------------------- --------------------------------------------
                         STATEMENTS OF ASSETS AND LIABILITIES         STATEMENTS OF ASSETS AND LIABILITIES
DERIVATIVE CONTRACTS(1)                LOCATION                 VALUE               LOCATION                 VALUE
-----------------------  -------------------------------------- ----- -------------------------------------- -----
Equity Contracts(2)(3).. Variation margin on futures contracts  $240  Variation margin on futures contracts   $--
                                                                ====                                          ===

                                                                                                       CHANGE IN UNREALIZED
                                                                                                           APPRECIATION
                                                                                                        (DEPRECIATION) ON
                                    LOCATION OF GAIN (LOSS) ON               REALIZED GAIN (LOSS) ON  DERIVATIVES RECOGNIZED
                                     DERIVATIVES RECOGNIZED IN              DERIVATIVES RECOGNIZED IN    IN STATEMENT OF
DERIVATIVE CONTRACTS(1)               STATEMENT OF OPERATIONS                STATEMENT OF OPERATIONS        OPERATIONS
-----------------------  -------------------------------------------------- ------------------------- ----------------------
 Equity contracts(2).... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                               $9,764                   $(285)
                                                                                     ======                   =====

--------
(1)The Fund's derivative contracts held during the six months ended April 30, 2011 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average value outstanding for equity futures contracts was $64,348.
(3)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $3,453 as reported in the Portfolio of Investments.

                                                    SUNAMERICA ALTERNATIVE STRATEGIES FUND
                         --------------------------------------------------------------------------------------------
                                      ASSET DERIVATIVES                            LIABILITY DERIVATIVES
                         -------------------------------------------- -----------------------------------------------
                         STATEMENTS OF ASSETS AND LIABILITIES         STATEMENTS OF ASSETS AND LIABILITIES
DERIVATIVE CONTRACTS(1)                LOCATION                 VALUE               LOCATION                   VALUE
-----------------------  -------------------------------------- ----- -------------------------------------- --------
Equity Contracts(2)(3).. Variation margin on futures contracts   $--  Variation margin on futures contracts  $(77,820)
Interest Rate
 Contracts(2)(3)........ Variation margin on futures contracts    --  Variation margin on futures contracts   (16,010)
Commodity
 Contracts(2)(3)........ Variation margin on futures contracts    --  Variation margin on futures contracts   255,412
                                                                 ---                                         --------
                                                                 $--                                         $161,582
                                                                 ===                                         ========

                                                                                                       CHANGE IN UNREALIZED
                                                                                                           APPRECIATION
                                                                                                        (DEPRECIATION) ON
                                    LOCATION OF GAIN (LOSS) ON               REALIZED GAIN (LOSS) ON  DERIVATIVES RECOGNIZED
                                     DERIVATIVES RECOGNIZED IN              DERIVATIVES RECOGNIZED IN    IN STATEMENT OF
DERIVATIVE CONTRACTS(1)               STATEMENT OF OPERATIONS                STATEMENT OF OPERATIONS        OPERATIONS
-----------------------  -------------------------------------------------- ------------------------- ----------------------
 Equity contracts(2).... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                               8,275,215                (606,883)
 Interest Rate
  Contracts(2).......... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                              (1,038,774)               (296,679)
 Commodity
  Contracts(2).......... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                              11,397,356              (2,918,081)
                                                                                   -----------             -----------
                                                                                   $18,633,797             $(3,821,643)
                                                                                   ===========             ===========

--------
(1)The Fund's derivative contracts held during the six months ended April 30, 2011 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average value outstanding for equity futures, interest rate futures, commodity futures and written options contracts were $83,415,199, $56,551,527, $88,311,651 and $378,958, respectively.
(3)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $2,856,536 as reported in the Portfolio of Investments.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2011 -- (UNAUDITED)
        (CONTINUED)


      FUTURES CONTRACTS. The 2015 High Watermark Fund and the 2020 High Watermark Fund (each, a "High Watermark Fund" and collectively, the "High Watermark Funds") may invest in exchange traded S&P 500 Index futures to generate equity market exposures. During the six months period ended April 30, 2011, the High Watermark Funds invested in exchange traded S&P 500 Index futures to generate equity market exposures. The Alternative Strategies Fund expects to enter into futures transactions for investment purposes in commodities futures, currency/interest rate futures and equity index futures, and may take either a long or short position in a futures transaction. The Alternative Strategies Fund may also enter into futures transactions for hedging purposes. During the six months period ended April 30, 2011, the Alternative Strategies Fund entered into futures transactions for investment purposes in commodities futures, currency and interest rate futures and equity index futures, and took long and short positions in futures transactions. During this same period, the Alternative Strategies Fund also entered into futures transactions for hedging purposes.

   Futures contracts are reported on a schedule following the Portfolio of Investments. As of April 30, 2011, the following Funds had open futures contracts: 2015 High Watermark Fund, 2020 High Watermark Fund and Alternative Strategies Fund.

   A futures contract is generally a standardized, transferable, exchange-traded contract that requires delivery of a commodity, bond, currency, stock index, or other underlying reference asset at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the "broker"). Pursuant to a Futures contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The primary risk to the High Watermark Funds of entering into futures contracts is market risk. The risks associated with the Alternative Strategies Fund's use of futures include the risk that the changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset and that losses caused by sudden, unanticipated market movements may be potentially unlimited. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. There is generally minimal counterparty credit risk to the Funds since the futures are exchange traded.

      OPTIONS. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund's market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund's securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended April 30, 2011, the SunAmerica Alternative Strategies Fund used option contracts to decrease the Fund's market exposure, to seek higher investment returns, and to seek protection against a decline in the value of the Fund's securities or an increase in prices of securities that may be purchased. As of April 30, 2011, none of the Funds had open option contracts.

   An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2011 -- (UNAUDITED)
        (CONTINUED)


   Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

   Transactions in options written during the six months ended April 30, 2011 are summarized as follows:

                                                     ALTERNATIVE STRATEGIES FUND
                                                     --------------------------
                                                     NUMBER OF      PREMIUMS
                                                     CONTRACTS      RECEIVED
                                                     ---------     -----------
Options outstanding at October 31, 2010.............    707       $ 1,720,840
Options written.....................................     --                --
Options terminated in closing purchase transactions.   (658)       (1,529,530)
Options expired.....................................     --                --
Options exercised...................................    (49)         (191,310)
                                                       ----        -----------
Options outstanding at April 30, 2011...............     --       $        --
                                                       ====        ===========

      COMMODITY-LINKED AND HEDGE FUND-LINKED NOTES. The Alternative Strategies Fund may invest in commodity-linked derivative instruments, including commodity-linked notes linked to broad-based commodity indexes, in order to gain exposure to the commodities markets. By investing in these derivative instruments, the Alternative Strategies Fund seeks to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. The Alternative Strategies Fund will not invest directly in commodities. During the period ended April 30, 2011, the Alternative Strategies Fund invested in commodity-linked notes in order to gain exposure to the commodities markets.

   Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. A commodity-linked note is a derivative instrument that has characteristics of a debt security and of a commodity-linked derivative. It typically provides for interest payments and a principal payment at maturity linked to the price movement of a commodity, commodity index or commodity futures or option contract.

   The Alternative Strategies Fund may also invest in hedge fund-linked derivative instruments, including hedge fund-linked notes linked to a hedge fund index, in order to gain a broad-based exposure to hedge funds. The Alternative Strategies Fund will not invest directly in hedge funds. During the period ended April 30, 2011, the Alternative Strategies Fund invested in hedge fund-linked notes in order to gain exposure to hedge funds.

   Hedge fund linked derivatives are derivative instruments, of which, the value, principal payment and interest payments are primarily linked to the price movement of a hedge fund, hedge fund index or hedge fund futures or option contract.

   The commodity and hedge fund-linked derivative instruments in which the Alternative Strategies Fund may invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors, including potential defaults by counterparties on their obligations to perform under these instruments. Typically, the return of the commodity-linked and hedge fund-linked notes will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Alternative Strategies Fund earns from these notes as compared to the index. Commodity and hedge fund-linked derivative instruments are also subject to credit risk and counterparty risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Counterparty risk is the risk that the Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the terms of the agreements.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2011 -- (UNAUDITED)
        (CONTINUED)


   REPURCHASE AGREEMENTS: For repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable) and capital gains to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2007.

Note 4. Investment Advisory and Management Agreements, Distribution and Service Agreements

   The Trust, on behalf of the High Watermark Funds and Alternative Strategies Fund, has entered into Investment Advisory and Management Agreements (the "Agreements") with SunAmerica. Under the Agreements, SunAmerica provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. The investment advisory and management fee paid to SunAmerica with respect to High Watermark Funds and Alternative Strategies Fund are computed daily and payable monthly and are as follows: 0.65% of the average daily net assets of the High Watermark Funds and 1.00% of the average daily net assets of the Alternative Strategies Fund. If a High Watermark Fund's portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to 0.40% for the remainder of the investment period.

   The Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of average daily net assets of the Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Alternative Strategies Fund in an amount equal to the management fee paid by the

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2011 -- (UNAUDITED)
        (CONTINUED)

   Subsidiary to SunAmerica (the "Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Subsidiary is in place. For the period ended April 30, 2011, the amount of advisory fees waived was $453,932.

   Pursuant to the Subadvisory Agreement between SunAmerica, Trajectory and the Trust (the "High Watermark Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities to Trajectory. Trajectory's fee will be 43% of the net management fee. The term "net management fee" means the gross management fee less any fund waivers and/or reimbursement made by SunAmerica. SunAmerica has agreed to pay Trajectory a minimum annual fee equal to 0.25% and 0.20%, respectively, of the 2015 and 2020 High Watermark Fund's average daily net assets, accrued daily and payable monthly (the "Minimum Fee"). The Minimum Fee will continue in effect for successive annual periods ending October 31, upon mutual agreement of SunAmerica and Trajectory, and subject to approval by the Board, including a majority of Trustees who are not parties to the High Watermark Subadvisory Agreement or interested persons of any such party. Payments to Trajectory for its services are made by SunAmerica, not by the Funds. The continuation of the Minimum Fee was most recently approved at the June 14, 2011 board meeting to continue in effect until October 31, 2012.

   Pursuant to the Subadvisory Agreement between SunAmerica and Pelagos Capital Management, LLC ("Pelagos") (the "Alternative Strategies Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of Alternative Strategies Fund to Pelagos. Pelagos' fee will be 0.40% of the average daily net assets of the Fund. Payments to Pelagos for its services are made by SunAmerica, not by the Fund. Pelagos has contractually agreed to waive the subadvisory fee it receives with respect to the Alternative Strategies Fund in an amount equal to the subadvisory fee paid by SunAmerica to Pelagos with respect to the Subsidiary. This waiver may not be terminated by Pelagos and will remain in effect for as long as Pelagos' contract with the Subsidiary is in place.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual Fund operating expense at the following percentages of each Fund's average daily net assets. Annual Fund operating expenses do not include extraordinary expenses as determined under generally accepted accounting principals, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees. Any contractual waivers and/or reimbursements made by SunAmerica with respect to a Fund, with the exception of the Subsidiary management fee waiver, are subject to recoupment from that Fund for a period of two years after the occurrence of any such waivers or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

FUND                                     PERCENTAGE
----                                     ----------
2015 High Watermark Class A.............    1.65%
2015 High Watermark Class C.............    2.30
2015 High Watermark Class I.............    1.18
2020 High Watermark Class A.............    1.65
2020 High Watermark Class C.............    2.30
2020 High Watermark Class I.............    1.18
SunAmerica Alternative Strategies Class
 A......................................    1.72
SunAmerica Alternative Strategies Class
 C......................................    2.37
SunAmerica Alternative Strategies Class
 W......................................    1.52

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to increase the investment return to the Fund's investors or, with respect to the High Watermark Funds, to prevent an early closure condition from occurring, however, it is under no obligation to do so and may discontinue such voluntary waivers at any time. The exact amount of such waivers and/or reimbursements may change on a day-to-day basis. For the period ended April 30, 2011, SunAmerica voluntarily waived and/or reimbursed expenses in the amount of $536,268, and $54,257 for 2015 High Watermark Fund and 2020 High Watermark Fund, respectively.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2011 -- (UNAUDITED)
        (CONTINUED)


   For the period ended April 30, 2011, SunAmerica has contractually waived and/or reimbursed expenses as follows:

                                             OTHER
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
2015 High Watermark.....................   $   56,686
2020 High Watermark.....................       36,393
SunAmerica Alternative Strategies.......           --

                                         CLASS SPECIFIC
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
2015 High Watermark Class A.............   $    3,700
2015 High Watermark Class C.............        3,059
2015 High Watermark Class I.............       23,378
2020 High Watermark Class A.............       18,083
2020 High Watermark Class C.............        9,925
2020 High Watermark Class I.............       33,647
SunAmerica Alternative Strategies Class
 A......................................           --
SunAmerica Alternative Strategies Class
 C......................................        3,843
SunAmerica Alternative Strategies Class
 W......................................        3,041

   For the period ended April 30, 2011, the amounts recouped by the Adviser are as follows:

FUND
----
SunAmerica Alternative Strategies Class
 A...................................... $   27,889
SunAmerica Alternative Strategies Class
 C......................................         --
SunAmerica Alternative Strategies Class
 W......................................         --

   As of April 30, 2011, the amount of expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment are as follows:

                                             OTHER
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
2015 High Watermark.....................   $  204,960
2020 High Watermark.....................      101,808
SunAmerica Alternative Strategies.......      259,073

                                         CLASS SPECIFIC
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
2015 High Watermark Class A.............   $   37,492
2015 High Watermark Class C.............       31,522
2015 High Watermark Class I.............      151,096
2020 High Watermark Class A.............       82,443
2020 High Watermark Class C.............       44,765
2020 High Watermark Class I.............      130,820
SunAmerica Alternative Strategies Class
 A......................................       57,944
SunAmerica Alternative Strategies Class
 C......................................       21,474
SunAmerica Alternative Strategies Class
 W......................................       20,127

   The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2011 -- (UNAUDITED)
        (CONTINUED)


   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. Accordingly, for the period ended April 30, 2011, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   The Trust, on behalf of each High Watermark Fund, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid an annual fee of 0.25% of average daily net assets of Class I shares as compensation for providing administrative and shareholder services to Class I shareholders. For the period ended April 30, 2011, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   The Trust, on behalf of the Alternative Strategies Fund, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the period ended April 30, 2011, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. SACS has advised the Funds that for the period ended April 30, 2011, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                         CLASS A                    CLASS A       CLASS C
                          -------------------------------------- ------------- -------------
                                                                  CONTINGENT    CONTINGENT
                           SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED
FUND                      CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES
----                      -------- -------------- -------------- ------------- -------------
2015 High Watermark...... $    268    $    --        $    168         $--         $  883
2020 High Watermark......   40,297     16,917          17,273          --             37
SunAmerica Alternative
 Strategies..............  199,879     34,929         138,629           2          3,263

   The Trust has entered into a Service Agreement with SunAmerica Fund
   Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended April 30, 2011, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                    PAYABLE AT
FUND                                     EXPENSES APRIL 30, 2011
----                                     -------- --------------
2015 High Watermark Class A............. $ 93,728    $14,741
2015 High Watermark Class C.............   75,882     11,323
2015 High Watermark Class I.............   26,014      4,021
2020 High Watermark Class A.............   36,305      5,836
2020 High Watermark Class C.............   16,786      2,704
2020 High Watermark Class I.............   16,477      2,650
SunAmerica Alternative Strategies Class
 A......................................  345,256     57,325
SunAmerica Alternative Strategies Class
 C......................................   35,458      6,309
SunAmerica Alternative Strategies Class
 W......................................   30,686      6,019

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2011 -- (UNAUDITED)
        (CONTINUED)


   At April 30, 2011, The Variable Annuity Life Insurance Company, an affiliate of SunAmerica, owned 99.99% and 98.64% of the outstanding shares of the 2015 High Watermark Fund Class I and the 2020 High Watermark Fund Class I, respectively.

   At April 30, 2011, the following affiliates owned a percentage of the outstanding shares of the Alternative Strategies Fund: Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio, each a series of SunAmerica Series, Inc., owned 9.16% and 37.74% of the Class A shares, respectively.

   On September 22, 2008, American International Group, Inc. ("AIG"), the ultimate parent of SAAMCo., entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG's outstanding stock.

   On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

Note 5. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2011 were as follows:

                                      PURCHASES         SALES
                                    OF PORTFOLIO    OF PORTFOLIO
                                     SECURITIES      SECURITIES    PURCHASES OF   SALES
                                   (EXCLUDING U.S. (EXCLUDING U.S.     U.S.      OF U.S.
                                     GOVERNMENT      GOVERNMENT     GOVERNMENT  GOVERNMENT
FUND                                 SECURITIES)     SECURITIES)    SECURITIES  SECURITIES
----                               --------------- --------------- ------------ -----------
2015 High Watermark...............   $        --     $        --   $        --  $20,445,705
2020 High Watermark...............            --              --            --      708,390
SunAmerica Alternative Strategies.    37,259,120      47,928,563    59,611,804   79,375,306

Note 6. Federal Income Taxes

   At April 30, 2011, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                    2015           2020            SUNAMERICA
                                               HIGH WATERMARK HIGH WATERMARK ALTERNATIVE STRATEGIES
                                                    FUND           FUND               FUND
                                               -------------- -------------- ----------------------
Cost..........................................  $154,097,759   $57,231,088        $375,568,662
                                                ============   ===========        ============
Appreciation..................................    10,674,639     5,192,412          13,091,715
Depreciation..................................            --      (146,186)         (1,026,643)
                                                ------------   -----------        ------------
Unrealized appreciation (depreciation) -- net.  $ 10,674,639   $ 5,046,226        $ 12,065,072
                                                ============   ===========        ============

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2011 -- (UNAUDITED)
        (CONTINUED)


   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily due to taxable income from wholly owned foreign subsidiary, wash sales and derivative transactions.

                                        DISTRIBUTABLE EARNINGS             TAX DISTRIBUTIONS
                               ---------------------------------------- ------------------------
                                              FOR THE YEAR ENDED OCTOBER 31, 2010
                               -----------------------------------------------------------------
                                            LONG-TERM      UNREALIZED
                                ORDINARY  GAINS/CAPITAL   APPRECIATION   ORDINARY    LONG-TERM
FUND                             INCOME   LOSS CARRYOVER (DEPRECIATION)   INCOME   CAPITAL GAINS
----                           ---------- -------------- -------------- ---------- -------------
2015 High Watermark........... $2,321,618  $(25,062,415)  $17,401,819   $2,948,846      $--
2020 High Watermark...........  1,037,080   (23,291,430)    8,447,307    1,086,823       --
SunAmerica Alternative
 Strategies...................  6,510,343     4,458,931     5,605,608      961,722       --

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of October 31, 2010, which are available to offset future capital gains, if any:

                                                CAPITAL LOSS CARRYFORWARD
                                   ----------------------------------------------------
FUND                               2011 2012 2013 2014 2015    2016        2017    2018
----                               ---- ---- ---- ---- ---- ----------- ---------- ----
2015 High Watermark............... $--  $--  $--  $--  $--  $25,062,415 $       -- $--
2020 High Watermark...............  --   --   --   --   --   21,977,005  1,314,425  --
SunAmerica Alternative Strategies.  --   --   --   --   --           --         --  --

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2011 -- (UNAUDITED)
        (CONTINUED)


Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                               2015 HIGH WATERMARK FUND
                        ------------------------------------------------------------------------------------------------------
                                 CLASS A                   CLASS A                   CLASS C                   CLASS C
                        ------------------------  ------------------------  ------------------------  ------------------------
                                 FOR THE                                             FOR THE
                              PERIOD ENDED                 FOR THE                PERIOD ENDED                 FOR THE
                             APRIL 30, 2011              YEAR ENDED              APRIL 30, 2011              YEAR ENDED
                               (UNAUDITED)            OCTOBER 31, 2010             (UNAUDITED)            OCTOBER 31, 2010
                        ------------------------  ------------------------  ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares
 sold..................         --  $         --     144,177  $  1,401,154          --  $         --     104,319  $  1,022,702

 Reinvested
 shares................    145,617     1,434,326     160,460     1,545,231      68,716       676,164      69,775       670,534
Shares
 redeemed.............. (1,026,306)  (10,286,773) (2,388,437)  (23,634,612) (1,313,970)  (13,071,443) (1,908,489)  (18,723,005)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)   (880,689) $ (8,852,447) (2,083,800) $(20,688,227) (1,245,254) $(12,395,279) (1,734,395) $(17,029,769)
                        ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                     2015 HIGH WATERMARK FUND
                        --------------------------------------------------
                                 CLASS I                   CLASS I
                        ------------------------  ------------------------
                                 FOR THE
                              PERIOD ENDED                 FOR THE
                             APRIL 30, 2011              YEAR ENDED
                               (UNAUDITED)            OCTOBER 31, 2010
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares
 sold..................         --  $         --      66,758  $    651,635

 Reinvested
 shares................     55,759       550,900      54,767       529,049
Shares
 redeemed..............   (326,391)   (3,259,486)   (557,128)   (5,489,843)
                        ----------  ------------  ----------  ------------
Net increase (decrease)   (270,632) $ (2,708,586)   (435,603) $ (4,309,159)
                        ==========  ============  ==========  ============

                                                               2020 HIGH WATERMARK FUND
                        ------------------------------------------------------------------------------------------------------
                                 CLASS A                   CLASS A                   CLASS C                   CLASS C
                        ------------------------  ------------------------  ------------------------  ------------------------
                                 FOR THE                                             FOR THE
                              PERIOD ENDED                 FOR THE                PERIOD ENDED                 FOR THE
                             APRIL 30, 2011              YEAR ENDED              APRIL 30, 2011              YEAR ENDED
                               (UNAUDITED)            OCTOBER 31, 2010             (UNAUDITED)            OCTOBER 31, 2010
                        ------------------------  ------------------------  ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares
 sold..................    156,865  $  1,328,051     821,041  $  7,014,490      84,821  $    718,279     132,063  $  1,127,390

 Reinvested
 shares................     77,893       637,161      72,147       576,451      23,586       192,461      19,856       158,449
Shares
 redeemed..............   (410,730)   (3,477,546) (1,571,648)  (13,378,165)   (152,634)   (1,277,865)   (389,489)   (3,204,181)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)   (175,972) $ (1,512,334)   (678,460) $ (5,787,224)    (44,227) $   (367,125)   (237,570) $ (1,918,342)
                        ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                     2020 HIGH WATERMARK FUND
                        --------------------------------------------------
                                 CLASS I                   CLASS I
                        ------------------------  ------------------------
                                 FOR THE
                              PERIOD ENDED                 FOR THE
                             APRIL 30, 2011              YEAR ENDED
                               (UNAUDITED)            OCTOBER 31, 2010
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares
 sold..................    113,230  $    951,894     421,805  $  3,574,335

 Reinvested
 shares................     46,030       376,527      32,975       263,803
Shares
 redeemed..............   (191,878)   (1,614,559)   (187,618)   (1,540,248)
                        ----------  ------------  ----------  ------------
Net increase (decrease)    (32,618) $   (286,138)    267,162  $  2,297,890
                        ==========  ============  ==========  ============

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2011 -- (UNAUDITED)
        (CONTINUED)


                                                      SUNAMERICA ALTERNATIVE STRATEGIES FUND
                        -------------------------------------------------------------------------------------------------
                                 CLASS A                   CLASS A                 CLASS C                 CLASS C
                        ------------------------  ------------------------  ---------------------  ----------------------
                                 FOR THE                                           FOR THE
                              PERIOD ENDED                 FOR THE               PERIOD ENDED              FOR THE
                             APRIL 30, 2011              YEAR ENDED             APRIL 30, 2011           YEAR ENDED
                               (UNAUDITED)            OCTOBER 31, 2010           (UNAUDITED)          OCTOBER 31, 2010
                        ------------------------  ------------------------  ---------------------  ----------------------
                          SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
                        ----------  ------------  ----------  ------------  --------  -----------  ---------  -----------
Shares
 sold..................  3,883,527  $ 41,642,790  13,342,647  $137,281,065   967,899  $10,323,816  1,765,497  $18,046,657

 Reinvested
 shares................    912,071     9,339,607      82,505       842,380    53,478      546,007         --           --
Shares
 redeemed.............. (6,505,111)  (69,296,370) (6,028,408)  (62,054,690) (699,536)  (7,416,020)  (722,341)  (7,331,667)
                        ----------  ------------  ----------  ------------  --------  -----------  ---------  -----------
Net increase (decrease) (1,709,513) $(18,313,973)  7,396,744  $ 76,068,755   321,841  $ 3,453,803  1,043,156  $10,714,990
                        ==========  ============  ==========  ============  ========  ===========  =========  ===========

                              SUNAMERICA ALTERNATIVE STRATEGIES FUND
                        --------------------------------------------------
                                 CLASS W                   CLASS W
                        ------------------------  ------------------------
                                 FOR THE
                              PERIOD ENDED                 FOR THE
                             APRIL 30, 2011              YEAR ENDED
                               (UNAUDITED)            OCTOBER 31, 2010
                        ------------------------  ------------------------
                          SHARES       AMOUNT       SHARES       AMOUNT
                        ----------  ------------  ----------  ------------
Shares
 sold..................  1,942,616  $ 20,874,866   1,986,657  $ 20,424,006

 Reinvested
 shares................      9,558        97,969       3,018        30,842
Shares
 redeemed.............. (1,182,891)  (12,540,024)   (708,319)   (7,248,848)
                        ----------  ------------  ----------  ------------
Net increase (decrease)    769,283  $  8,432,811   1,281,356  $ 13,206,000
                        ==========  ============  ==========  ============

Note 8. Line of Credit

   The Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the higher of the Federal funds Rate or London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 12.5 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the period ended April 30, 2011, the following fund had borrowings:

                                          AVERAGE  WEIGHTED
                        DAYS     INTEREST   DEBT   AVERAGE
PORTFOLIO            OUTSTANDING CHARGES  UTILIZED INTEREST
---------            ----------- -------- -------- --------
2015 High Watermark.      1         $5    $121,266   1.48%

   At April 30, 2011, there were no borrowings outstanding.

Note 9. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended April 30, 2011, none of the Funds participated in this program.

Note 10. Trustees Retirement Plan

   The Trustees have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2011 -- (UNAUDITED)
        (CONTINUED)

   Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds"), or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and a Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall not be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

Note 11. Transactions with Affiliates

   As discussed in Note 2, the Alternative Strategies Fund owned 100% of the Subsidiary. During the period ended April 30, 2011, the Alternative Strategies Fund recorded unrealized gain/(loss) on the investment in the Subsidiary as follows:

                                                                                                              NET ASSETS
                                    NET ASSETS AT               REALIZED     SALES     DIVIDEND UNREALIZED      AS OF
CONSOLIDATED SUBSIDIARY            OCTOBER 31, 2010 PURCHASES  GAIN/(LOSS)  PROCEEDS    INCOME  GAIN/(LOSS) APRIL 30, 2011
-----------------------            ---------------- ---------- ----------- ----------- -------- ----------- --------------
SunAmerica Alternative Strategies
 Cayman Fund, Ltd.................   $90,778,713    $3,000,000 $2,392,445  $10,000,000   $--    $6,456,791   $92,627,949
                                     ===========    ========== ==========  ===========   ===    ==========   ===========

Note 12. Investment Concentration

   The Funds may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the U.S. government. The Funds may also invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. These obligations may not be backed by the full faith and credit of the U.S. government. With respect to those instruments that are not backed by the full faith and credit of the U.S. government, the U.S. government may choose not to provide financial support to such government sponsored agencies or instrumentalities since it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government. As a result of the SunAmerica Alternative Strategies Funds' concentration in U.S. government agencies or instrumentalities, it may be subject to risks associated with the U.S. government. At the end of the period, the Alternative Strategies Fund had 58.7% of its total net assets invested in such securities.

[LOGO] SunAmerica
       Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES                       OTHER INFORMATION                          This report is submitted solely for the
 Richard W. Grant                        The most recent annual and/or quar-        general information of shareholders of
 Dr. Judith L. Craven                    terly report of Prudential Financial,      the Funds. Distribution of this report
 William F. Devin                        Inc. and Prudential Global Funding,        to persons other than shareholders of
 Stephen J. Gutman                       Inc. is available without charge by call-  the Funds is authorized only in con-
 Peter A. Harbeck                        ing (800) 858-8850.                        nection with a currently effective pro-
 William J. Shea                                                                    spectus, setting forth details of the
                                         VOTING PROXIES ON FUND PORTFOLIO           Funds, which must precede or accom-
OFFICERS                                 SECURITIES                                 pany this report.
 John T. Genoy, President and Chief      A description of the policies and proce-
   Executive Officer                     dures that the Trust uses to determine     DELIVERY OF SHAREHOLDER DOCUMENTS
 Donna M. Handel, Treasurer              how to vote proxies related to securities  The Funds have adopted a policy that
 James Nichols, Vice President           held in a Fund's portfolio, which is       allows them to send only one copy of a
 Gregory N. Bressler, Chief Legal        available in the Trust's Statement of      Fund's prospectus, proxy material,
   Officer and Secretary                 Additional Information, may be ob-         annual report and semi-annual report
 Nori L. Gabert, Vice President and      tained without charge upon request, by     (the "shareholder documents") to
   Assistant Secretary                   calling (800) 858-8850. The in-            shareholders with multiple accounts
 Katherine Stoner, Vice President and    formation is also available from the       residing at the same "household." This
   Chief Compliance Officer              EDGAR database on the U.S. Secu-           practice is called householding and
 Gregory R. Kingston, Vice President     rities and Exchange Commission's           reduces Fund expenses, which benefits
   and Assistant Treasurer               website at http://www.sec.gov.             you and other shareholders. Unless the
 Kathleen Fuentes, Assistant Secretary                                              Funds receive instructions to the con-
 John E. McLean, Assistant Secretary     PROXY VOTING RECORD ON FUND                trary, you will only receive one copy of
 Shawn Parry, Assistant Treasurer        PORTFOLIO SECURITIES                       the shareholder documents. The Funds
 Matthew J. Hackethal, Anti-Money        Information regarding how the Trust        will continue to household the share-
   Laundering Compliance Officer         voted proxies related to securities held   holder documents indefinitely, until we
                                         in the Funds during the most recent        are instructed otherwise. If you do not
INVESTMENT ADVISER                       twelve month period ended June 30 is       wish to participate in householding
 SunAmerica Asset Management Corp.       available, once filed with the U.S.        please contact Shareholder Services at
 Harborside Financial Center             Securities and Exchange Commission,        (800) 858-8850 ext. 6010 or send a
 3200 Plaza 5                            without charge, upon request, by call-     written request with your name, the
 Jersey City, NJ 07311-4992              ing (800) 858-8850 or on the U.S.          name of your fund(s) and your account
                                         Securities and Exchange Commission         number(s) to SunAmerica Mutual
DISTRIBUTOR                              website at http://www.sec.gov.             Funds c/o BFDS, P.O. Box 219186,
 SunAmerica Capital Services, Inc.                                                  Kansas City MO, 64121-9186. We
 Harborside Financial Center             DISCLOSURE OF QUARTERLY PORTFOLIO          will resume individual mailings for
 3200 Plaza 5                            HOLDINGS                                   your account within thirty (30) days of
 Jersey City, NJ 07311-4992              The Trust is required to file its com-     receipt of your request.
                                         plete schedule of portfolio holdings
SHAREHOLDER SERVICING AGENT              with the U.S. Securities and Exchange      The accompanying report has not been
 SunAmerica Fund Services, Inc.          Commission for its first and third fiscal  audited by independent accountants
 Harborside Financial Center             quarters on Form N-Q. The Trust's          and accordingly no opinion has been
 3200 Plaza 5                            Forms N-Q are available on the U.S.        expressed thereon.
 Jersey City, NJ 07311-4992              Securities and Exchange Commission
                                         website at www.sec.gov. You can also
CUSTODIAN AND TRANSFER AGENT             review and obtain copies of the Forms
 State Street Bank and Trust Company     N-Q at the U.S. Securities and Ex-
 P.O. Box 5607                           change Commission Public Reference
 Boston, MA 02110                        Room in Washington DC (informa
                                         tion on the operation of the Public
                                         Reference Room may be obtained by
                                         calling 1-800-SEC-0330).

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO
                       WWW.SUNAMERICAFUNDS.COM

                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

[LOGO]


FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.


Distributed by: SunAmerica Capital Services, Inc.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

HWSAN-4/11

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 299.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: July 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: July 8, 2011

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: July 8, 2011